Operating Leases and Obligations Related to Finance Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Obligations Related to Finance Leases [Table Text Block]

	As at	As at
	September 30, 2021	December 31, 2020
	$	$
Total obligations related to finance leases	233,816	360,043
Less: current portion	(20,005)	(78,476)
Long-term obligations related to finance leases	213,811	281,567

Schedule of Future Minimum Lease Payments for Finance Leases [Table Text Block]
As at September 30, 2021, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $297.4 million (December 31, 2020 - $480.9 million), including imputed interest of $62.8 million (December 31, 2020 - $120.9 million), repayable from 2021 through 2030, as indicated below:

Commitments
September 30, 2021
Year	$
Remainder of 2021	8,172
2022	31,937
2023	31,695
2024	31,517
2025	31,209
Thereafter	162,852